STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
The following table is a summary of stock options under all of the Company’s plans.

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	141,223	$47.50
Exercised	—	$—
Canceled or expired	(128,164)	$45.71
Outstanding at December 31, 2016	13,059	$65.17	0.60	$—
Exercisable at December 31, 2016	13,059	$65.17	0.60	$—
Vested at December 31, 2016	13,059	$65.17	0.60	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents the weighted-average assumptions used in the valuations:

	Grant date	Grant date	Grant date	Grant date
	March 3, 2016	March 5, 2015	March 5, 2015	February 26, 2014
Dividend yields	1.22%	0.91%	0.91%	0.46%
Expected volatility	45.59%	45.48%	37.00%	56.84%
Risk free interest rate	0.97%	0.98%	0.58%	0.63%
Expected life (in years)	3	3	2	3
Grant date fair value per share	$29.24	$28.10	$25.60	$53.17

Schedule of Share-based Compensation Restricted Stock Awards Activity
The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2015	3,092,943	$30.29
Granted	2,015,229	$23.95
Vested	(1,034,666)	$33.94
Canceled, expired or other	(542,318)	$29.61
Nonvested at December 31, 2016	3,531,188	$25.42

Schedule of Accumulated Other Comprehensive Income (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) Attributable to Terex Corporation

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2014	$(7.9)	$2.7	$—	$(111.3)	$(116.5)
Current year change	(237.6)	(3.4)	1.6	(73.9)	(313.3)
Balance at December 31, 2014	(245.5)	(0.7)	1.6	(185.2)	(429.8)
Current year change	(247.2)	3.0	(7.9)	32.3	(219.8)
Balance at December 31, 2015	(492.7)	2.3	(6.3)	(152.9)	(649.6)
Current year change	(122.6)	(4.7)	6.9	(9.4)	(129.8)
Balance at December 31, 2016	$(615.3)	$(2.4)	$0.6	$(162.3)	$(779.4)

Schedule of Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2014	$0.9	$—	$—	$—	$0.9
Current year change	(0.1)	—	—	—	(0.1)
Balance at December 31, 2014	0.8	—	—	—	0.8
Current year change	(0.1)	—	—	—	(0.1)
Balance at December 31, 2015	0.7	—	—	—	0.7
Current year change	(0.4)	—	—	—	(0.4)
Balance at December 31, 2016	$0.3	$—	$—	$—	$0.3

Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in Accumulated Other Comprehensive Income (Loss)
The table below presents changes in AOCI by component for the year ended December 31, 2016 and 2015. All amounts are net of tax (in millions).

	Year ended December 31, 2016					Year ended December 31, 2015
	CTA	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj.	Total	CTA	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj.	Total
Beginning balance	$(492.0)	$2.3	$(6.3)	$(152.9)	$(648.9)	$(244.7)	$(0.7)	$1.6	$(185.2)	$(429.0)
Other comprehensive income before reclassifications	(121.1)	(5.7)	3.9	(16.1)	(139.0)	(247.3)	9.2	(7.9)	22.7	(223.3)
Amounts reclassified from AOCI	(1.9)	1.0	3.0	6.7	8.8	—	(6.2)	—	9.6	3.4
Net Other Comprehensive Income (Loss)	(123.0)	(4.7)	6.9	(9.4)	(130.2)	(247.3)	3.0	(7.9)	32.3	(219.9)
Ending balance	$(615.0)	$(2.4)	$0.6	$(162.3)	$(779.1)	$(492.0)	$2.3	$(6.3)	$(152.9)	$(648.9)

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2014	$(7.0)	$2.7	$—	$(111.3)	$(115.6)
Current year change	(237.7)	(3.4)	1.6	(73.9)	(313.4)
Balance at December 31, 2014	(244.7)	(0.7)	1.6	(185.2)	(429.0)
Current year change	(247.3)	3.0	(7.9)	32.3	(219.9)
Balance at December 31, 2015	(492.0)	2.3	(6.3)	(152.9)	(648.9)
Current year change	(123.0)	(4.7)	6.9	(9.4)	(130.2)
Balance at December 31, 2016	$(615.0)	$(2.4)	$0.6	$(162.3)	$(779.1)